Leases	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Leases

Note 20 Leases

This note provides information for leases where the Company is the lessee.

Amounts Recognized in the Balance Sheet

	December 31,	December 31,
(in U.S. dollars)	2024	2023

Right-of-use assets - Buildings	$6,356,771	$4,484,521

Lease liabilities
Current	$522,297	$345,933
Non-current	6,488,119	4,479,627
Total	$7,010,416	$4,825,560

In March 2024, the Company extended its lease term for a period of five years, which resulted in a revaluation of the right-of-use assets during the 2024 fiscal year. The movement of $1,935,600 during the year ended December 31, 2024, relates to the allocation of revised lease payments due to the extended lease term. Refer to Note 31, Financial risk management, for a maturity analysis of lease liabilities.

Amounts recognized in the statement of profit or loss and other comprehensive (loss) income

	Year Ended December 31,		Six Months Ended December 31,	Year Ended June 30,
(in U.S. dollars)	2024	2023	2022	2022

Depreciation of right-of-use assets - Buildings	$618,651	$430,514	$215,257	$430,514
Interest expense	$276,728	$212,354	$111,593	$233,229

The total cash outflow for leases in the years ended December 31, 2024 and 2023, are $573,600 and $565,732, respectively. The Company had no short-term leases at December 31, 2024, and 2023.